Convertible Preferred shares and Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity [Abstract]
Schedule of composition of Convertible Preferred shares
	December 31, 2021		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Carrying amount	Liquidation preference
	Number of shares

Series A Convertible Preferred shares of no-par value *)	16,295,256	7,229,885	-	-	-	-
Series B Convertible Preferred shares of no- par value *)	9,052,920	6,509,301	-	-	-	-

Total	25,384,176	13,739,186	-	-	-	-

*)	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also Note 10, Shareholders’ Deficiency, for details.